CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($)	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Accounts receivable	$ 0	$ 0	$ 0
Accrued expenses and other current liabilities	836,552	897,098	326,535
Other non-current liabilities	0	29,540	147,700
Deferred tax liabilities	$ 0	$ 0	$ 0
Ordinary shares, par value (in dollars per share)	$ 0.00001	$ 0.00001	$ 0.00001
Ordinary shares, shares authorized	5,000,000,000	5,000,000,000	5,000,000,000
Ordinary shares, shares issued	2,108,869,528	1,476,208,670	1,476,208,670
Ordinary shares, shares outstanding	2,108,869,528	1,476,208,670	1,476,208,670
VIEs [Member]
Accrued expenses and other current liabilities	$ 70,781	$ 0	$ 0
Other non-current liabilities	0	0	0
Deferred tax liabilities	$ 0	$ 0	$ 0